Operating Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of other expenses and losses [Line Items]
Utilities and operating supplies		$ 116		$ 195		$ 207
Contract labor and services		65		152		151
Repairs and maintenance		65		85		93
Provision for expected credit losses, net		52		24		9
Advertising and promotions		27		129		124
Royalty fees		22		113		112
Management fees	[1]	16		47		50
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities		3		8		0
Operating lease expense		0		0		15
Auditor’s remuneration		2		2		2
Loss on disposal of property and equipment, investment properties and intangible assets		73	[2]	16		131	[3]
Impairment loss on property and equipment		0		65	[4]	0
Net foreign exchange gains		(17)		(35)		(4)
Other support services		58		101		100
Other operating expenses		62		115		99
Other expenses, by nature		544		1,017		1,089
Management fee charged by third parties	[1]	3		24		23
Services received, net of amounts capitalized, related party transactions	[1]	13		$ 23		27
The Londoner Macao [Member] | Demolition costs [Member]
Disclosure of other expenses and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[2]	$ 34
The Plaza Macao [Member] | The Grand Suites at Four Seasons [Member]
Disclosure of other expenses and losses [Line Items]
Loss on disposal of property and equipment, investment properties and intangible assets	[3]					$ 128

[1]	Total management fees for the year ended December 31, 2020, 2019 and 2018 includes US$3 million, US$24 million and US$23 million charged by third parties and US$13 million, US$23 million and US$27 million charged by related parties, net of amounts capitalized.
[2]	The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
[3]	The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
[4]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).